Pensions and other post-employment benefits - Fair value plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 4,332
Interest expense	(92)	€ (26)
Net defined benefit liability (asset) at end of period	4,295	4,332
Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	27,128	25,688
Interest expense	622	479
Administrative expenses and interest on asset ceiling	(23)	(21)
Settlements	(44)	(42)
Total	555	416
Return on plan assets, excluding amounts included in interest income	(4,646)	853
Total	(4,646)	853
Translation differences	1,243	1,834
Employer contribution	84	79
Contributions from plan participants	94	98
Benefits paid	(1,758)	(1,709)
Other	(9)	(130)
Total	(346)	171
Net defined benefit liability (asset) at end of period	22,691	27,128
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	6,095
Net defined benefit liability (asset) at end of period	5,386	6,095
United States Pension benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	20,987	19,869
Interest expense	517	411
Administrative expenses and interest on asset ceiling	(18)	(16)
Total	499	395
Return on plan assets, excluding amounts included in interest income	(3,577)	760
Total	(3,577)	760
Translation differences	1,271	1,625
Employer contribution	28	25
Benefits paid	(1,367)	(1,343)
Section 420 Transfer	(117)	(348)
Other	2	4
Total	(183)	(37)
Net defined benefit liability (asset) at end of period	17,726	20,987
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,256)
Net defined benefit liability (asset) at end of period	(978)	(1,256)
United States Post-retirement benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	759	459
Interest expense	18	12
Total	18	12
Return on plan assets, excluding amounts included in interest income	(110)	47
Total	(110)	47
Translation differences	38	50
Employer contribution	9	(6)
Contributions from plan participants	59	71
Benefits paid	(253)	(219)
Section 420 Transfer	117	348
Other		(3)
Total	(30)	241
Net defined benefit liability (asset) at end of period	637	759
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(507)
Net defined benefit liability (asset) at end of period	(113)	(507)
Other pensions | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	5,382	5,360
Interest expense	87	56
Administrative expenses and interest on asset ceiling	(5)	(5)
Settlements	(44)	(42)
Total	38	9
Return on plan assets, excluding amounts included in interest income	(959)	46
Total	(959)	46
Translation differences	(66)	159
Employer contribution	47	60
Contributions from plan participants	35	27
Benefits paid	(138)	(147)
Other	(11)	(131)
Total	(133)	(33)
Net defined benefit liability (asset) at end of period	€ 4,328	€ 5,382